John Hancock Core Plus Bond ETF Investment Strategy - John Hancock Core Plus Bond ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.These may include corporate bonds, debentures and notes, convertible securities, hybrid securities, mortgage-backed and asset-backed securities, To-be-announced (TBA) mortgage contracts, U.S. dollar denominated securities of foreign governments and corporations, U.S. government and agency securities, and variable and floating rate securities. Most of these securities are investment-grade, although the fund may invest up to 20% of its net assets in below-investment-grade debt securities (junk bonds) rated either BB or B by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings), and Ba or B by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents as determined to be of comparable credit quality by the fund’s manager. The fund may invest a significant portion of its total assets in mortgage-backed securities. The fund will not invest in bank loans. The fund’s investment policies are based on credit ratings at the time of purchase.The fund’s average maturity (time until a final payment is due) and average duration (measure of price sensitivity to interest rates) will be substantially similar to that of the Bloomberg U.S. Aggregate Bond Index but may deviate under certain market conditions for temporary defensive purposes. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest up to 10% of its total assets in securities of foreign governments and corporations, including emerging markets, as determined by country of incorporation and/or country of risk. The fund will not invest in securities denominated in foreign currencies. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may engage in derivative transactions in exchange-listed futures contracts which may be used for hedging, risk management and/or efficient portfolio management purposes. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund does not employ the use of leverage. The fund may engage in derivatives transactions which may magnify the fund’s gains and losses. The fund may trade securities actively. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents.